Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Changes in benefit obligation:
Benefit obligation at beginning of year	$172,381	$177,090
Service cost	7,762	9,368
Interest cost	7,833	6,830
Exchange rate differences	(2,276)	1,060
Actuarial losses (gain)	43,901	(18,690)
Benefits paid	(3,933)	(3,277)
Benefit obligation at end of year	$225,668	$172,381
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	115,242	101,794
Actual return on Plans’ assets (net of expenses)	4,570	9,957
Employer contribution	10,610	6,768
Benefits paid	(3,933)	(3,277)
Fair value of Plans’ assets at end of year	$126,489	$115,242
Accrued benefit cost, end of year:
Funded status	(99,180)	(57,140)
Unrecognized net actuarial loss	84,116	38,281
Unrecognized prior service cost	305	409
	$(14,759)	$(18,450)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(806)	(671)
Accrued benefit liability, non-current	(98,374)	(56,469)
Accumulated other comprehensive income, pre-tax	84,421	38,690
Net amount recognized	$(14,759)	$(18,450)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2014	2013	2012
Components of the Plans’ net periodic pension cost:
Service cost	$7,762	$9,368	$9,709
Interest cost	7,833	6,830	6,567
Expected return on Plans’ assets	(8,221)	(7,319)	(6,400)
Amortization of prior service cost	(125)	—	172
Amortization of transition amount	121	91	(131)
Amortization of net actuarial loss	2,108	4,483	4,107
Total net periodic benefit cost	$9,478	$13,453	$14,024
Additional information
Accumulated benefit obligation	$215,276	$164,696	$167,667

Weighted Average Assumptions

	December 31,
	2014	2013
Weighted average assumptions:
Discount rate as of December 31	3.9%	4.8%
Expected long-term rate of return on Plans’ assets	7.3%	7.0%
Rate of compensation increase	2.4%	2.4%

Asset Allocation By Category	Asset Allocation by Category as of December 31:

	2014	2013
Asset Category:
Equity Securities	67.0%	54.0%
Debt Securities	32.5%	34.3%
Other	0.5%	11.7%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the retirement plan’s obligations and the expected timing of benefit payments. The target asset allocation for the Plan years presented is as follows:

	2014	2013
Asset Category:
Equity Securities	50.0%	49.7%
Debt Securities	40.0%	37.6%
Other	10.0%	12.7%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2014 was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset Category	Total	(Level 1)	(Level 2)	(Level 3)
Cash Equivalents:
Money Market Funds (a)	$611	$611	$—	$—
Fixed Income Securities:
Mutual Funds (b)	41,116	41,116	—	—
Equity Securities:
International Companies (c)	2,357	2,357	—	—
Mutual Funds (d)	79,763	79,763	—	—
Other	2,642	2,642	—	—
Total	$126,489	$126,489	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

(a)	This category includes highly liquid daily traded cash-like vehicles.

(b)	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

(c)	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.

(d)	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2014 is as follows:

	1% increase	1% decrease
Net periodic benefit cost	$30	$(26)
Benefit obligation	$154	$(137)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The measurement date for ESA benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Change in Benefit Obligation:
Benefit obligation at beginning of period	$2,445	$2,783
Service cost	150	214
Interest cost	96	88
Actuarial (gain) loss	(692)	(538)
Employee contribution	13	23
Benefits paid	(59)	(125)
Benefit obligation at end of period	$1,953	$2,445
Change in Plan Assets:
Employer contribution	$46	$102
Employee contribution	13	23
Benefits paid	(59)	(125)
Fair value of Plan assets at end of period	$—	$—

Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

	Year ended December 31,
	2014	2013
Accrued benefit cost, end of period:
Funded status	$(1,953)	$(2,445)
Unrecognized net actuarial (gain) loss	(1,428)	(784)
Unrecognized prior service cost	—	—
Accrued benefit cost, end of period	$(3,381)	$(3,229)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(111)	$(145)
Accrued benefit liability, non-current	(1,842)	(2,300)
Accumulated other comprehensive gain, pretax	(1,428)	(784)
Net amount recognized	$(3,381)	$(3,229)

Components of net periodic pension cost (for period):
Service cost	$150	$214
Interest cost	96	88
Amortization of net actuarial loss	(48)	—
Total net periodic benefit cost	$198	$302

Assumptions as of end of period:
Discount rate	3.32%	4.08%
Health care cost trend rate assumed for next year	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%